Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

As at December 31 (millions of dollars)	2022	2021
Accrued liabilities	683	619
Accounts payable	295	255
Regulatory liabilities (Note 12)	139	10
Accrued interest	120	124
Environmental liabilities (Note 20)	25	34
Lease obligations (Note 22)	12	14
Derivative liabilities (Note 17)	—	8
	1,274	1,064